Equity Investments	12 Months Ended
Dec. 31, 2020
Equity Investments
Equity Investments

(D.6)   Equity Investments

y Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are typically other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI. Judgment is required particularly in estimating the fair values of equity securities that are not listed publicly.

Gains/losses on equity securities at FVTPL include gains/losses from fair value fluctuations, from disposals as well as dividends, while gains/losses on equity securities at FVOCI only include dividends, all of which are shown in Financial Income, net. Regular way purchases and sales are recorded as at the trade date.

Equity Investments

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	3,113	3,113	0	1,996	1,996
Investments in associates	0	14	14	0	16	16
Equity investments	0	3,127	3,127	0	2,012	2,012
/ Other financial assets	1,635	3,512	5,147	297	2,336	2,633
Equity investments as % of / other financial assets	0	89	61	0	86	76

For a list of the names of other equity investments, see Note (G.9).

Financial Commitments in Venture Capital Funds

€ millions	2020	2019
Investments in venture capital funds	237	206

SAP invests and holds interests in unrelated parties that manage investments in venture capital. On December 31, 2020, total commitments to make such investments amounted to €607 million (2019: €517 million), of which €370 million had been drawn (2019: €312 million). By investing in such venture capital funds, we are exposed to the risks inherent in the business areas in which the entities operate. Our maximum exposure to loss is the amount invested plus contractually committed future capital contributions.

Maturities

€ millions	12/31/2020
Investments in Venture
Capital Funds
Due 2021	237
Total	237